SCHEDULE OF SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 621,179	$ 519,752	$ 3,382,432	$ 3,109,515
Cost of revenues	(628,092)	(497,824)	(1,958,632)	(1,708,334)
Gross profit	(6,913)	21,928	1,423,800	1,401,181
Share of loss from operation of associate	(1)	(9,599)	(9,843)	(152)
Selling, general and administrative expenses and other income	(482,549)	(293,845)	(1,456,934)	(1,285,740)
Profit (Loss) from operations	(489,463)	(281,516)	(42,977)	115,289
Total assets	3,908,251	3,457,103	4,162,840	3,752,974
Capital expenditure	16,258	8,006	138,343	32,479
M Y
Revenue	621,179	519,752	3,382,432	3,109,515
Cost of revenues	(628,092)	(497,824)	(1,958,632)	(1,708,334)
Gross profit	(6,913)	21,928	1,423,800	1,401,181
Share of loss from operation of associate	(1)	(9,599)	(9,843)	(152)
Selling, general and administrative expenses and other income	(364,643)	(273,683)	(1,229,726)	(1,039,411)
Profit (Loss) from operations	(371,557)	(261,354)	184,231	361,618
Total assets	3,876,424	3,425,055	4,127,080	3,717,927
Capital expenditure	16,258	8,006	138,343	32,479
Non-Malaysia [Member]
Revenue
Cost of revenues
Gross profit
Share of loss from operation of associate
Selling, general and administrative expenses and other income	(117,906)	(20,162)	(227,208)	(246,329)
Profit (Loss) from operations	(117,906)	(20,162)	(227,208)	(246,329)
Total assets	31,827	32,048	35,760	35,047
Capital expenditure
Fintech [Member]
Revenue	157,413	290,558	1,257,270	1,444,946
Cost of revenues	(196,674)	(249,978)	(680,714)	(796,421)
Gross profit	(39,261)	40,580	576,556	648,525
Share of loss from operation of associate
Selling, general and administrative expenses and other income	(124,038)	(117,537)	(475,263)	(611,142)
Profit (Loss) from operations	(163,299)	(76,957)	101,293	37,383
Total assets	1,004,608	1,382,841	1,357,920	1,783,875
Capital expenditure	4,179	3,202	45,127	15,438
Regtech [Member]
Revenue	402,601	192,119	1,801,730	1,356,969
Cost of revenues	(290,298)	(134,137)	(844,455)	(646,251)
Gross profit	112,303	57,982	957,275	710,718
Share of loss from operation of associate	(1)	(9,599)	(4,032)
Selling, general and administrative expenses and other income	(238,721)	(103,172)	(631,910)	(414,730)
Profit (Loss) from operations	(126,419)	(54,789)	321,333	295,988
Total assets	1,933,441	1,213,827	1,805,491	1,210,566
Capital expenditure	8,043	2,811	60,002	10,476
RPA [Member]
Revenue	61,165	37,075	323,432	307,600
Cost of revenues	(141,120)	(113,709)	(433,463)	(265,662)
Gross profit	(79,955)	(76,634)	(110,031)	41,938
Share of loss from operation of associate			(5,811)	(152)
Selling, general and administrative expenses and other income	(119,790)	(73,136)	(349,761)	(259,868)
Profit (Loss) from operations	(199,745)	(149,770)	(465,603)	(218,082)
Total assets	970,202	860,435	999,429	758,533
Capital expenditure	$ 4,036	$ 1,993	$ 33,214	$ 6,565